HCM TACTICAL GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 4.4%
	AUTOMOTIVE - 0.1%
5,151	Tesla, Inc.(a)	$ 1,068,626

	BEVERAGES - 0.2%
17,605	Brown-Forman Corporation, Class B	1,131,473
25,824	Monster Beverage Corporation(a)	1,394,754
		2,526,227
	BIOTECH & PHARMA - 0.1%
4,240	Amgen, Inc.	1,025,020

	CHEMICALS - 0.2%
11,050	CF Industries Holdings, Inc.	801,015
3,870	New Linde plc	1,375,552
		2,176,567
	E-COMMERCE DISCRETIONARY - 0.1%
11,651	Amazon.com, Inc.(a)	1,203,432

	HEALTH CARE FACILITIES & SERVICES - 0.3%
2,103	Humana, Inc.	1,020,922
2,110	UnitedHealth Group, Inc.	997,165
		2,018,087
	HOUSEHOLD PRODUCTS - 0.1%
8,624	Procter & Gamble Company (The)	1,282,303

	INFRASTRUCTURE REIT - 0.2%
5,594	American Tower Corporation	1,143,078
8,769	Crown Castle, Inc.	1,173,643
		2,316,721
	INSURANCE - 0.1%
9,233	Allstate Corporation (The)	1,023,109

	INTERNET MEDIA & SERVICES - 0.4%
12,288	Alphabet, Inc., Class A(a)	1,274,634
11,824	Meta Platforms, Inc., Class A(a)	2,505,979
		3,780,613

HCM TACTICAL GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 4.4% (Continued)
	METALS & MINING - 0.1%
36,501	Freeport-McMoRan, Inc.	$ 1,493,256

	OIL & GAS PRODUCERS - 0.5%
6,500	Chevron Corporation	1,060,540
15,352	Devon Energy Corporation	776,965
8,890	EOG Resources, Inc.	1,019,061
10,550	Exxon Mobil Corporation	1,156,912
11,250	Phillips 66	1,140,525
		5,154,003
	RETAIL - DISCRETIONARY - 0.3%
457	AutoZone, Inc.(a)	1,123,375
6,558	Genuine Parts Company	1,097,219
1,400	O'Reilly Automotive, Inc.(a)	1,188,572
		3,409,166
	SELF-STORAGE REIT - 0.1%
6,704	Extra Space Storage, Inc.	1,092,283

	SEMICONDUCTORS - 0.8%
19,502	Advanced Micro Devices, Inc.(a)	1,911,391
2,462	Broadcom, Inc.	1,579,471
3,842	KLA Corporation	1,533,611
8,896	NVIDIA Corporation	2,471,043
10,156	QUALCOMM, Inc.	1,295,702
		8,791,218
	SOFTWARE - 0.1%
5,200	Microsoft Corporation	1,499,160

	SPECIALTY FINANCE - 0.1%
8,137	American Express Company	1,342,198

	TECHNOLOGY HARDWARE - 0.4%
8,056	Apple, Inc.	1,328,434
26,579	Cisco Systems, Inc.	1,389,417

HCM TACTICAL GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 4.4% (Continued)
	TECHNOLOGY HARDWARE - 0.4% (Continued)
13,618	Garmin Ltd.	$ 1,374,329
		4,092,180
	TECHNOLOGY SERVICES - 0.1%
13,587	PayPal Holdings, Inc.(a)	1,031,797

	TOBACCO & CANNABIS - 0.1%
13,170	Philip Morris International, Inc.	1,280,783

	TOTAL COMMON STOCKS (Cost $43,968,973)	47,606,749

	EXCHANGE-TRADED FUNDS — 80.6%
	EQUITY - 80.6%
518,630	Invesco QQQ Trust Series 1	166,443,926
5,169,145	ProShares Ultra QQQ	256,234,518
4,817,692	ProShares Ultra S&P500	241,848,138
40,982	Vanguard Dividend Appreciation ETF	6,311,638
963,657	Vanguard Mega Cap Growth ETF	197,077,493
	TOTAL EXCHANGE-TRADED FUNDS (Cost $782,268,365)	867,915,713

	TOTAL INVESTMENTS - 85.0% (Cost $826,237,338)	$ 915,522,462
	OTHER ASSETS IN EXCESS OF LIABILITIES - 15.0%	162,105,828
	NET ASSETS - 100.0%	$ 1,077,628,290

ETF	- Exchange-Traded Fund
LTD	- Limited Company
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
(a)	- Non-income producing security.

HCM DIVIDEND SECTOR PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 12.5%
	BANKING - 0.7%
65,459	Citigroup, Inc.	$ 3,069,372
22,880	JPMorgan Chase & Company	2,981,493
23,445	M&T Bank Corporation	2,803,319
48,461	Signature Bank	8,868
		8,863,052
	BEVERAGES - 0.3%
58,824	Molson Coors Beverage Company, Class B	3,040,024

	BIOTECH & PHARMA - 1.0%
19,386	Moderna, Inc.(a)	2,977,302
133,038	Organon & Company	3,129,053
73,783	Pfizer, Inc.	3,010,346
311,203	Viatris, Inc.	2,993,773
		12,110,474
	CHEMICALS - 0.8%
40,225	CF Industries Holdings, Inc.	2,915,910
33,647	LyondellBasell Industries N.V., Class A	3,159,117
66,652	Mosaic Company (The)	3,057,994
		9,133,021
	COMMERCIAL SUPPORT SERVICES - 0.3%
39,195	Robert Half International, Inc.	3,157,941

	ELECTRIC UTILITIES - 1.3%
129,758	AES Corporation (The)	3,124,573
43,409	Edison International	3,064,241
28,689	Entergy Corporation	3,090,953
88,942	NRG Energy, Inc.	3,049,821
38,173	Pinnacle West Capital Corporation	3,024,829
		15,354,417
	ENTERTAINMENT CONTENT - 0.5%
88,443	Fox Corporation, Class A	3,011,484
96,216	Fox Corporation - Class B	3,012,523
		6,024,007

HCM DIVIDEND SECTOR PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 12.5% (Continued)
	FOOD - 0.2%
51,238	Tyson Foods, Inc., Class A	$ 3,039,438

	HEALTH CARE FACILITIES & SERVICES - 0.3%
38,023	DaVita, Inc.(a)	3,084,046

	HOME & OFFICE PRODUCTS - 0.2%
22,674	Whirlpool Corporation	2,993,421

	HOME CONSTRUCTION - 1.0%
30,934	DR Horton, Inc.	3,021,942
28,960	Lennar Corporation, Class A	3,043,986
30,902	Mohawk Industries, Inc.(a)	3,096,998
53,485	PulteGroup, Inc.	3,117,107
		12,280,033
	INDUSTRIAL SUPPORT SERVICES - 0.2%
7,667	United Rentals, Inc.	3,034,292

	INSURANCE - 0.2%
134,348	Lincoln National Corporation	3,018,800

	INTERNET MEDIA & SERVICES - 0.2%
29,300	Alphabet, Inc., Class A(a)	3,039,289

	OIL & GAS PRODUCERS - 1.3%
88,028	APA Corporation	3,174,290
124,636	Coterra Energy, Inc.	3,058,567
97,911	EQT Corporation	3,124,340
23,188	Marathon Petroleum Corporation	3,126,438
22,703	Valero Energy Corporation	3,169,339
		15,652,974
	PUBLISHING & BROADCASTING - 0.3%
182,593	News Corporation, Class B	3,182,596

HCM DIVIDEND SECTOR PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 12.5% (Continued)
	RETAIL - CONSUMER STAPLES - 0.3%
63,078	Kroger Company (The)	$ 3,114,161

	SEMICONDUCTORS - 0.5%
103,842	Intel Corporation	3,392,519
50,633	Micron Technology, Inc.	3,055,195
		6,447,714
	STEEL - 0.5%
19,581	Nucor Corporation	3,024,677
26,957	Steel Dynamics, Inc.	3,047,758
		6,072,435
	TECHNOLOGY HARDWARE - 0.5%
104,603	HP, Inc.	3,070,098
83,264	Western Digital Corporation(a)	3,136,555
		6,206,653
	TECHNOLOGY SERVICES - 0.3%
125,997	DXC Technology Company(a)	3,220,483

	TELECOMMUNICATIONS - 0.3%
1,209,677	Lumen Technologies, Inc.	3,205,644

	TOBACCO & CANNABIS - 0.2%
64,697	Altria Group, Inc.	2,886,780

	TRANSPORTATION & LOGISTICS - 0.8%
74,368	Alaska Air Group, Inc.(a)	3,120,481
28,140	Expeditors International of Washington, Inc.	3,098,777
97,975	Southwest Airlines Company	3,188,107
		9,407,365
	WHOLESALE - CONSUMER STAPLES - 0.3%
38,665	Archer-Daniels-Midland Company	3,080,054

	TOTAL COMMON STOCKS (Cost $158,888,260)	150,649,114

HCM DIVIDEND SECTOR PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 71.9%
	EQUITY - 71.9%
5,615,700	ProShares Ultra QQQ	$ 278,370,248
4,843,950	ProShares Ultra S&P500	243,166,290
548,952	Vanguard Dividend Appreciation ETF	84,544,098
12,580	Vanguard Growth ETF	3,137,955
2,458,034	Vanguard High Dividend Yield ETF	259,322,587
	TOTAL EXCHANGE-TRADED FUNDS (Cost $814,709,807)	868,541,178

	TOTAL INVESTMENTS - 84.4% (Cost $973,598,067)	$ 1,019,190,292
	OTHER ASSETS IN EXCESS OF LIABILITIES - 15.6%	187,930,118
	NET ASSETS - 100.0%	$ 1,207,120,410

ETF	- Exchange-Traded Fund
NV	- Naamioze Vennootschap
(a)	- Non-income producing security.

HCM INCOME PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 95.9%
	EQUITY - 66.7%
249,014	Invesco QQQ Trust Series 1	$ 79,916,063
1,194,500	ProShares Ultra QQQ	59,211,365
1,169,500	ProShares Ultra S&P500	58,708,900
311,995	Vanguard Growth ETF	77,824,033
529,253	Vanguard Mega Cap Growth ETF	108,237,531
		383,897,892
	FIXED INCOME - 29.2%
1,460,900	SPDR Bloomberg 1-3 Month T-Bill ETF	134,139,838
675,000	WisdomTree Floating Rate Treasury Fund	33,932,250
		168,072,088

	TOTAL EXCHANGE-TRADED FUNDS (Cost $538,384,071)	551,969,980

	TOTAL INVESTMENTS - 95.9% (Cost $538,384,071)	$ 551,969,980
	OTHER ASSETS IN EXCESS OF LIABILITIES - 4.1%	23,841,828
	NET ASSETS - 100.0%	$ 575,811,808

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

HCM DYNAMIC INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 61.8%
	FIXED INCOME - 61.8%
296,900	iShares iBoxx $ High Yield Corporate Bond ETF	$ 22,430,795
181,650	iShares iBoxx $ Investment Grade Corporate Bond ETF	19,910,657
170,800	iShares JP Morgan USD Emerging Markets Bond ETF	14,736,624
218,700	SPDR Bloomberg 1-3 Month T-Bill ETF	20,081,034
109,500	SPDR Bloomberg High Yield Bond ETF	10,163,790
	TOTAL EXCHANGE-TRADED FUNDS (Cost $86,997,669)	87,322,900

	TOTAL INVESTMENTS - 61.8% (Cost $86,997,669)	$ 87,322,900
	OTHER ASSETS IN EXCESS OF LIABILITIES - 38.2%	54,083,323
	NET ASSETS - 100.0%	$ 141,406,223